Distribution Date: Dec 26, 2006
DISTRIBUTION PACKAGE
Contact:
Asset Backed Securities Corp. Home Equity Loan Trust Series, AMQ 2006-HE7, Asset Backed Pass-Through
Certificates, Series AMQ 2006-HE7
Susan Burdick
Account Administrator
651-495-3840
susan.burdick@usbank.com
Distribution Package Includes: *
Issuance Dates
Issuance Parties
Contact
First Distribution Date:
Settlement Date:
Cutoff Date:
Servicer(s):
Certificate Insurer(s):
Underwriter(s):
Name:
Title:
Phone:
Mobile:
Fax:
Email:
Address:
Website:
* The Trustee, at the direction of the Depositor, and based upon information provided in the Mortgage Loan Schedule or by the Servicer, is furnishing this information to each Certificateholder. The Depositor and/or the Servicer may discontinue the furnishing of this Supplemental Report (other than the Payment Date Statement), or may change its format, at any time and without notice to any Certificateholder.
While the above parties have undertaken efforts to ensure the reasonable accuracy of this information, this information has not been audited and the parties make no representation as to the accuracy or completeness of the information.
60 Livingston Ave, St. Paul, MN 55107
www.usbank.com
Susan Burdick
Account Administrator
651-495-3840
susan.burdick@usbank.com
Select Portfolio Servicing, Inc.
December 26, 2006
November 30, 2006
November 01, 2006
Credit Suisse Securities (USA) LLC
- Payment Date Statement

- Remittance Summary Group

- Mortgage Loan Characteristics

- Delinquency Report

- Delinquency History Report - Six Months

- CPR/CDR History Report - Six Months

- Bankruptcy Loan Detail Report

- Foreclosure Loan Detail Report

- REO Loan Detail Report

- Prepayment & Liquidation Loan Detail Report

- Material Modifications Loan Detail Report

- Material Breaches Loan Detail Report

Contact:
Susan Burdick
Account Administrator
651-495-3840
susan.burdick@usbank.com
Distribution Date 26-Dec-06
Determination Date 15-Dec-06 Accrual Periods: Begin End
Record Date - Physical Certificates 30-Nov-06 Libor Certificates 11/30/2006 12/25/2006
Record Date - non Physical Certificates 22-Dec-06
Payment Detail:
Pass
Realized
Interest
Through
Original
Beginning
Principal
Interest
Total
Losses/
Shortfall
Ending
Class
Rate
Balance
Balance (1)
Paid
Paid
Paid
Writedown
Amount
Balance (1)
A1 5.45500% $295,597,000.00 $295,597,000.00 $4,315,971.88 $1,164,570.07 $5,480,541.95 N/A $0.00 $291,281,028.12
A2 5.37000% $249,304,000.00 $249,304,000.00 6,808,994.63 966,884.01 $7,775,878.64 $0.00 $0.00 $242,495,005.37
A3 5.43000% $76,314,000.00 $76,314,000.00 $0.00 $299,278.07 $299,278.07 N/A $0.00 $76,314,000.00
A4 5.46000% $134,414,000.00 $134,414,000.00 $0.00 $530,039.21 $530,039.21 N/A $0.00 $134,414,000.00
A5 5.54000% $32,807,000.00 $32,807,000.00 $0.00 $131,264.45 $131,264.45 N/A $0.00 $32,807,000.00
M-1 5.55000% $55,840,000.00 $55,840,000.00 $0.00 $223,825.33 $223,825.33 $0.00 $0.00 $55,840,000.00
M-2 5.61000% $47,567,000.00 $47,567,000.00 $0.00 $192,725.63 $192,725.63 $0.00 $0.00 $47,567,000.00
M-3 5.65000% $13,437,000.00 $13,437,000.00 $0.00 $54,830.43 $54,830.43 $0.00 $0.00 $13,437,000.00
M-4 5.70000% $22,231,000.00 $22,231,000.00 $0.00 $91,517.62 $91,517.62 $0.00 $0.00 $22,231,000.00
M-5 5.72000% $18,612,000.00 $18,612,000.00 $0.00 $76,888.24 $76,888.24 $0.00 $0.00 $18,612,000.00
M-6 5.76000% $9,823,000.00 $9,823,000.00 $0.00 $40,863.68 $40,863.68 $0.00 $0.00 $9,823,000.00
M-7 6.10000% $11,374,000.00 $11,374,000.00 $0.00 $50,108.79 $50,108.79 $0.00 $0.00 $11,374,000.00
M-8 6.62000% $9,306,000.00 $9,306,000.00 $0.00 $44,493.02 $44,493.02 $0.00 $0.00 $9,306,000.00
M-9 7.52000% $11,891,000.00 $11,891,000.00 $0.00 $64,581.34 $64,581.34 $0.00 $0.00 $11,891,000.00
M-10 7.82000% $13,442,000.00 $13,442,000.00 $0.00 $75,917.43 $75,917.43 $0.00 $0.00 $13,442,000.00
M-11 7.82000% $13,959,000.00 $13,959,000.00 $0.00 $78,837.33 $78,837.33 $0.00 $0.00 $13,959,000.00
X N/A $18,095,778.21 $18,095,778.21 $0.00 $2,833,488.66 $2,833,488.66 N/A $0.00 $18,095,778.21
P N/A $100.00 $100.00 $0.00 $35,352.12 $35,352.12 N/A $0.00 $100.00
R 5.32000% $0.00 $0.00 $0.00 $0.00 $0.00 N/A $0.00 $0.00
Totals: $1,015,918,100.00 $1,015,918,100.00 $11,124,966.51 $6,955,465.43 $18,080,431.94 $0.00 $0.00 $1,004,793,133.49
(1) Class X is an IO Cert, and the Balances reflected for this Cert is a Notional Amount
Amounts Per 1,000:
Interest
Realized
Beginning
Principal
Interest
Carry-forward
Losses/
Ending
Class
Cusip
Balance
Paid
Paid
Amount
Writedown
Balance
Index
Value
A1 04544QAA5 1000.00000000 14.60086496 3.93972222 0.00000000 0.00000000 985.39913504 LIBOR 5.32000%
A2 04544QAB3 1000.00000000 27.31201517 3.87833332 0.00000000 0.00000000 972.68798483 SWAP LIBOR 5.31893%
A3 04544QAC1 1000.00000000 0.00000000 3.92166667 0.00000000 0.00000000 1000.00000000
A4 04544QAD9 1000.00000000 0.00000000 3.94333336 0.00000000 0.00000000 1000.00000000
A5 04544QAE7 1000.00000000 0.00000000 4.00111104 0.00000000 0.00000000 1000.00000000
M-1 04544QAF4 1000.00000000 0.00000000 4.00833327 0.00000000 0.00000000 1000.00000000
M-2 04544QAG2 1000.00000000 0.00000000 4.05166670 0.00000000 0.00000000 1000.00000000
M-3 04544QAH0 1000.00000000 0.00000000 4.08055593 0.00000000 0.00000000 1000.00000000
M-4 04544QAJ6 1000.00000000 0.00000000 4.11666682 0.00000000 0.00000000 1000.00000000
M-5 04544QAK3 1000.00000000 0.00000000 4.13111111 0.00000000 0.00000000 1000.00000000
M-6 04544QAL1 1000.00000000 0.00000000 4.16000000 0.00000000 0.00000000 1000.00000000
M-7 04544QAM9 1000.00000000 0.00000000 4.40555565 0.00000000 0.00000000 1000.00000000
M-8 04544QAN7 1000.00000000 0.00000000 4.78111111 0.00000000 0.00000000 1000.00000000
M-9 04544QAP2 1000.00000000 0.00000000 5.43111092 0.00000000 0.00000000 1000.00000000
M-10 04544QAQ0 1000.00000000 0.00000000 5.64777786 0.00000000 0.00000000 1000.00000000
M-11 04544QAR8 1000.00000000 0.00000000 5.64777778 0.00000000 0.00000000 1000.00000000
X 04544QAS6 1000.00000000 0.00000000 156.58285746 0.00000000 0.00000000 1000.00000000
P 04544QAT4 1000.00000000 0.00000000 353521.2000 0.00000000 0.00000000 1000.00000000
R 04544QAU1 0.00000000 0.00000000 0.00000000 0.00000000 0.00000000 0.00000000
Asset Backed Securities Corp.
Asset Backed Securities Corp. Home Equity Loan Trust Series AMQ 2006-HE7
STATEMENT TO CERTIFICATEHOLDERS

Contact:
Susan Burdick
Account Administrator
651-495-3840
susan.burdick@usbank.com
Distribution Date 26-Dec-06
Determination Date 15-Dec-06 Accrual Periods: Begin End
Record Date - Physical Certificates 30-Nov-06 Libor Certificates 11/30/2006 12/25/2006
Record Date - non Physical Certificates 22-Dec-06
Asset Backed Securities Corp.
Asset Backed Securities Corp. Home Equity Loan Trust Series AMQ 2006-HE7
STATEMENT TO CERTIFICATEHOLDERS
Interest Detail:
Index +
Interest
Total
Realized
Allocation of
Net
Total
Cumulative
Margin or
Accrued @
Unpaid
Losses
Net PPIS &
WAC Rate
Interest
Interest
Class
Fix Rate
PT Rate (1)
Relief Act
Carryover
Paid
Shortfall
A1 5.45500% $1,164,570.07 $0.00 $0.00 $0.00 $0.00 $1,164,570.07 $0.00
A2 5.37000% $966,884.01 $0.00 $0.00 $0.00 $0.00 $966,884.01 $0.00
A3 5.43000% $299,278.07 $0.00 $0.00 $0.00 $0.00 $299,278.07 $0.00
A4 5.46000% $530,039.21 $0.00 $0.00 $0.00 $0.00 $530,039.21 $0.00
A5 5.54000% $131,264.45 $0.00 $0.00 $0.00 $0.00 $131,264.45 $0.00
M-1 5.55000% $223,825.33 $0.00 $0.00 $0.00 $0.00 $223,825.33 $0.00
M-2 5.61000% $192,725.63 $0.00 $0.00 $0.00 $0.00 $192,725.63 $0.00
M-3 5.65000% $54,830.43 $0.00 $0.00 $0.00 $0.00 $54,830.43 $0.00
M-4 5.70000% $91,517.62 $0.00 $0.00 $0.00 $0.00 $91,517.62 $0.00
M-5 5.72000% $76,888.24 $0.00 $0.00 $0.00 $0.00 $76,888.24 $0.00
M-6 5.76000% $40,863.68 $0.00 $0.00 $0.00 $0.00 $40,863.68 $0.00
M-7 6.10000% $50,108.79 $0.00 $0.00 $0.00 $0.00 $50,108.79 $0.00
M-8 6.62000% $44,493.02 $0.00 $0.00 $0.00 $0.00 $44,493.02 $0.00
M-9 7.52000% $64,581.34 $0.00 $0.00 $0.00 $0.00 $64,581.34 $0.00
M-10 7.82000% $75,917.43 $0.00 $0.00 $0.00 $0.00 $75,917.43 $0.00
M-11 7.82000% $78,837.33 $0.00 $0.00 $0.00 $0.00 $78,837.33 $0.00
(1) Includes interest shortfalls from previous payments dates plus interest thereon

Contact:
Susan Burdick
Account Administrator
651-495-3840
susan.burdick@usbank.com
Distribution Date 26-Dec-06
Determination Date 15-Dec-06 Accrual Periods: Begin End
Record Date - Physical Certificates 30-Nov-06 Libor Certificates 11/30/2006 12/25/2006
Record Date - non Physical Certificates 22-Dec-06
Asset Backed Securities Corp.
Asset Backed Securities Corp. Home Equity Loan Trust Series AMQ 2006-HE7
STATEMENT TO CERTIFICATEHOLDERS
Totals
Subgroup 1
Subgroup 2
Ending Collateral Balance 1,022,888,911.70 383,352,406.04 639,536,505.66
Current Advances 3,014,611.39
Outstanding Advances 3,014,611.39
Extraordinary Trust Fund Exp 0.00
Net WAC Reserve Fund
Beginning Balance
1,000.00
Deposit 0.00
Withdrawal to Pay Carryover Amts 0.00
Withdrawal in Excess of Required Bal 0.00
Withdrawal: to X when Libor certs = $0 0.00
Ending Balance 1,000.00
Miscellaneous:
Cumulative Recoveries
0.00
Sub Max Int Rate 14.6008%
Bankruptcy Losses 0.00
Reconciliation:
Available funds (A):
Servicer remittance
17,857,747.22
Net Payments to Trust from Swap Counterparty 235,609.89
Net Funds from Net WAC Reserve Fund 0.00
Net Funds from Supplemental Interest 0.00
18,093,357.11
Distributions (B):
Trustee fee
0.00
LPA Fee 12,925.17
Net Payments to Counterparty from Swap Trust 0.00
Total interest distributed 6,955,465.43
Total principal distributed 11,124,966.51
Net Deposits to Net WAC Reserve Fund 0.00
18,093,357.11
(A) - (B): 0.00
Supplemental Interest Trust:
 Swap Notional Balance
10,091,975.45
Deposit: Investment Income 0.00
Deposit: Net Counterparty Payment 235,609.89
Deposit: Counterparty Termination Payment 0.00
Deposit / Withdrawal : Net Trust Payment to Counterparty 0.00
Deposit / Withdrawal : Trust Termination Payment to Counterparty 0.00
Withdrawal : to pay interest on certificates 0.00
Withdrawal : to Principal Remittance, Net Realized Losses 0.00
Withdrawal : to pay Deferred Amounts 0.00
Withdrawal : to pay Net WAC Rate Carryover Amounts 0.00
Withdrawal : to X, remaining amounts 235,609.89
Swap Payment made by the swap provider to the trust 3,876,780.62
Swap Payment made by the trust to the swap provider 3,641,170.73
ACCOUNT ACTIVITY

Contact:
Susan Burdick
Account Administrator
651-495-3840
susan.burdick@usbank.com
Distribution Date 26-Dec-06
Determination Date 15-Dec-06 Accrual Periods: Begin End
Record Date - Physical Certificates 30-Nov-06 Libor Certificates 11/30/2006 12/25/2006
Record Date - non Physical Certificates 22-Dec-06
Asset Backed Securities Corp.
Asset Backed Securities Corp. Home Equity Loan Trust Series AMQ 2006-HE7
STATEMENT TO CERTIFICATEHOLDERS
Trigger Event:
Stepdown Date:
Relevant information: Relevant information:
A) Current Balance of Loans 60+ days delinq, Bankruptcies, Foreclosures and REOs 0.00 Credit Enhancement Percentage 24.008%
B) Ending Collateral Balance 1,022,888,911.70 Credit Enhancement Percentage for purposes of Stepdown 24.008%
C) Current Delinquency Rate (A/B) 0.000%
D) Rolling One Month Delinquency Rate 0.000% The earlier of:
E) Credit Enhancement % 24.0083% 1) First payment date when Seniors are reduced to zero. NO
F) Applicable % multiplied by Credit Enhancement % 8.086% 2) later of (x) December 2009 NO
G) Cumulative Realized Losses 0.00 (y) Date when Credit Enhancement % >= 47.50% NO
H) Original Collateral Balance 1,034,013,878.21
NO
I) Cumulative Loss % ( G /H) 0.000%
J) Applicable Cumulative Loss Limit % 100.000%
Overcollateralization:
Ending Overcollateralization Amount
18,095,778.21
A Trigger Event will occur if either (1) or (2) is True: Target Overcollateralization Amount 18,095,778.21
1) Rolling One Month Delinquency Rate equals or exceeds applicable limit (D > = F). NO Ending Overcollateralization deficiency amount 0.00
2) Cumulative Loss % exceeds applicable limit (I > J). NO Overcollateralization release amount 0.00
NO
Excess Overcollateralization Amount 0.00
Overcollateralization increase amount 0.00
Excess interest distributions:
Excess available interest (A):
2,597,878.77
1) as additional principal to certificates 0.00
2) Unpaid Interest Shortfall Amount 0.00
3) Allocated Realized Loss Amount 0.00
4) Unpaid Net PPIS & RAIS 0.00
5) To Net WAC Res. Fund any Net WAC Rate Carryover Amount 0.00
6) To Supp Interest Trust - Swap Term Payments 0.00
7) Remaining Amounts to X 2,597,878.77
(B): 2,597,878.77
(A)-(B): 0.00
CREDIT ENHANCEMENT AND TRIGGERS

Distribution Date: Dec 26, 2006
COLLATERAL / REMITTANCE SUMMARY - GROUP
Contact:
Asset Backed Securities Corp. Home Equity Loan Trust Series, AMQ 2006-HE7, Asset Backed Pass-Through
Certificates, Series AMQ 2006-HE7
Susan Burdick
Account Administrator
651-495-3840
susan.burdick@usbank.com
TOTAL
Group 1
Group 2
POOL BALANCE INFORMATION:
Beginning Balance
Less: Principal Remittance
Plus: Negative Amortization
Plus: Draws (If Applicable)
Less: Net Realized Losses
Ending Balance
BLANK
PRINCIPAL REMITTANCE:
Scheduled Principal
Prepayments
Curtailments
Net Liquidation Proceeds
Repurchase Principal
Total Principal Remittance (A)
BLANK
INTEREST REMITTANCE:
Gross Interest
Less: Total Retained Fees
Less: Deferred Interest
Less: Relief Act Interest Shortfall
Less: Net Prepayment Interest Shortfall
Less: Net Nonrecoverable Advances
Less: Interest Loss
Net Interest Remittance From Servicer(s) (B)
BLANK
Prepayment Premiums (C)
Other Funds (D)
BLANK
REMITTANCE TO TRUST (A+B+C+D):
BLANK
OTHER INFORMATION:
Beginning Loan Count
Ending Loan Count
Ending Pool Factor
BLANK
Weighted Average Coupon
Weighted Average Net Coupon
Weighted Average Maximum Net Coupon
BLANK
Liquidated Loans - Balance
Negative Amortization - Count
Negative Amortization - Balance
Substitution In Loans
Substitution Out Loans
Substitution Adjustment - Principal
Loans w/ Prepayment Penalties - Balance
Loans w/ Prepayment Penalties - Count
Repurchase Loans - Count
Net Recoveries
BLANK
NON-RETAINED FEES:
Excess Servicing Fee
BLANK
RETAINED FEES:
Servicing Fee
LPMI
Special Servicing Fee
Additional Master Servicing Fee
Backup Servicing Fee
Supplemental Insurance Fee
1,034,013,878.21
11,124,966.51
0.00
1,022,888,911.70
407,341.88
10,506,382.86
21,562.05
0.00
189,679.72
11,124,966.51
7,128,268.07
430,839.48
0.00
0.00
0.00
0.00
0.00
6,697,428.59
35,352.12
0.00
17,857,747.22
4,534
4,501
0.9892409892
8.27254%
7.77254%
12.65403%
0.00
0.00
0.00
0.00
1,074,859.96
3
1
0.00
0.00
430,839.48
0.00
0.00
0.00
0.00
0.00
387,668,377.92
4,315,971.88
0.00
383,352,406.04
167,239.67
3,949,297.76
9,754.73
0.00
189,679.72
4,315,971.88
2,747,605.21
161,528.70
0.00
0.00
0.00
0.00
0.00
2,586,076.51
12,165.42
0.00
6,914,213.81
2,166
2,152
0.9888668457
8.50502%
8.00502%
12.56103%
0.00
0.00
0.00
0.00
355,821.26
1
1
0.00
0.00
161,528.70
0.00
0.00
0.00
0.00
0.00
646,345,500.29
6,808,994.63
0.00
639,536,505.66
240,102.21
6,557,085.10
11,807.32
0.00
0.00
6,808,994.63
4,380,662.86
269,310.78
0.00
0.00
0.00
0.00
0.00
4,111,352.08
23,186.70
0.00
10,943,533.41
2,368
2,349
0.9894653949
8.13310%
7.63310%
12.70981%
0.00
0.00
0.00
0.00
719,038.70
2
0
0.00
0.00
269,310.78
0.00
0.00
0.00
0.00
0.00

Distribution Date: Dec 26, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
Asset Backed Securities Corp. Home Equity Loan Trust Series, AMQ 2006-HE7, Asset Backed Pass-Through
Certificates, Series AMQ 2006-HE7
Susan Burdick
Account Administrator
651-495-3840
susan.burdick@usbank.com
TOTAL
Group 1
Group 2
Count
Balance
%
Count
Balance
%
Count
Balance
%
0K to 99.99K
805 56,012,178.87 5.48% 500 33,716,273.07 8.80% 305 22,295,905.80 3.49%
100K to 199.99K
1,575 235,384,488.52 23.01% 883 130,462,611.12 34.03% 692 104,921,877.40 16.41%
200K to 299.99K
987 243,072,396.57 23.76% 490 118,768,177.78 30.98% 497 124,304,218.79 19.44%
300K to 399.99K
571 197,504,205.96 19.31% 233 79,806,401.99 20.82% 338 117,697,803.97 18.40%
400K to 499.99K
321 144,417,203.82 14.12% 40 17,188,571.22 4.48% 281 127,228,632.60 19.89%
500K to 599.99K
151 82,265,187.03 8.04% 5 2,649,053.32 0.69% 146 79,616,133.71 12.45%
600K to 699.99K
60 38,310,551.40 3.75% 0 0.00 0.00% 60 38,310,551.40 5.99%
700K to 799.99K
16 11,736,936.98 1.15% 1 761,317.54 0.20% 15 10,975,619.44 1.72%
800K to 899.99K
7 5,989,623.95 0.59% 0 0.00 0.00% 7 5,989,623.95 0.94%
900K to 999.99K
5 4,850,672.55 0.47% 0 0.00 0.00% 5 4,850,672.55 0.76%
1000K to 1099.99K
1 1,049,422.10 0.10% 0 0.00 0.00% 1 1,049,422.10 0.16%
1100K to 1199.99K
2 2,296,043.95 0.22% 0 0.00 0.00% 2 2,296,043.95 0.36%
Total
4,501
1,022,888,911.70
100.00%
2,152
383,352,406.04
100.00%
2,349
639,536,505.66
100.00%
Remaining Principal Balance
Balance
0.00M
20.00M
40.00M
60.00M
80.00M
100.00M
120.00M
140.00M
Group 1
Group 2
0K to 99.99K 100K to 199.99K 200K to 299.99K 300K to 399.99K 400K to 499.99K 500K to 599.99K 600K to 699.99K 700K to 799.99K
800K to 899.99K 900K to 999.99K 1000K to 1099.99K 1100K to 1199.99K
Balance

Distribution Date: Dec 26, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
Asset Backed Securities Corp. Home Equity Loan Trust Series, AMQ 2006-HE7, Asset Backed Pass-Through
Certificates, Series AMQ 2006-HE7
Susan Burdick
Account Administrator
651-495-3840
susan.burdick@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
5.50% - 5.99%
3 1,506,263.69 0.15% 1 376,081.47 0.10% 2 1,130,182.22 0.18%
6.00% - 6.49%
34 10,456,570.67 1.02% 11 1,932,935.20 0.50% 23 8,523,635.47 1.33%
6.50% - 6.99%
257 76,528,717.33 7.48% 103 24,476,238.62 6.38% 154 52,052,478.71 8.14%
7.00% - 7.49%
510 148,961,516.49 14.56% 203 45,366,435.61 11.83% 307 103,595,080.88 16.20%
7.50% - 7.99%
927 252,653,154.07 24.70% 374 81,480,733.55 21.25% 553 171,172,420.52 26.77%
8.00% - 8.49%
650 158,679,765.96 15.51% 284 54,417,803.62 14.20% 366 104,261,962.34 16.30%
8.50% - 8.99%
728 156,729,779.15 15.32% 353 63,912,889.67 16.67% 375 92,816,889.48 14.51%
9.00% - 9.49%
401 77,788,094.34 7.60% 213 36,798,927.48 9.60% 188 40,989,166.86 6.41%
9.50% - 9.99%
416 70,587,504.13 6.90% 234 34,036,683.14 8.88% 182 36,550,820.99 5.72%
10.00% - 10.49%
194 29,518,192.14 2.89% 124 17,227,855.39 4.49% 70 12,290,336.75 1.92%
10.50% - 10.99%
152 20,052,099.13 1.96% 109 13,302,091.78 3.47% 43 6,750,007.35 1.06%
11.00% - 11.49%
76 7,662,926.77 0.75% 51 4,522,714.85 1.18% 25 3,140,211.92 0.49%
11.50% - 11.99%
79 6,451,245.29 0.63% 55 3,780,696.72 0.99% 24 2,670,548.57 0.42%
12.00% - 12.49%
45 2,658,744.68 0.26% 31 1,489,452.65 0.39% 14 1,169,292.03 0.18%
12.50% - 12.99%
27 2,490,583.82 0.24% 5 205,817.13 0.05% 22 2,284,766.69 0.36%
13.00% - 13.49%
1 138,704.88 0.01% 0 0.00 0.00% 1 138,704.88 0.02%
13.50% - 13.99%
1 25,049.16 0.00% 1 25,049.16 0.01% 0 0.00 0.00%
Total
4,501
1,022,888,911.70
100.00%
2,152
383,352,406.04
100.00%
2,349
639,536,505.66
100.00%
Gross Rate
Gross Rate
Group 1 Weighted Average Rate: 8.49%
Group 2 Weighted Average Rate: 8.13%
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
2.00% - 2.99%
12 2,405,384.09 0.29% 9 1,569,107.91 0.54% 3 836,276.18 0.15%
3.00% - 3.99%
18 4,842,863.90 0.58% 12 2,913,623.19 1.00% 6 1,929,240.71 0.36%
4.00% - 4.99%
298 61,923,306.25 7.45% 195 36,768,009.87 12.67% 103 25,155,296.38 4.65%
5.00% - 5.99%
59 10,784,799.59 1.30% 23 4,130,854.78 1.42% 36 6,653,944.81 1.23%
6.00% - 6.99%
2,952 750,361,514.04 90.28% 1,252 244,201,926.93 84.18% 1,700 506,159,587.11 93.56%
7.00% - 7.99%
4 802,787.36 0.10% 3 528,578.90 0.18% 1 274,208.46 0.05%
Total
3,343
831,120,655.23
100.00%
1,494
290,112,101.58
100.00%
1,849
541,008,553.65
100.00%
Gross Margins
Margin
Group 1 Weighted Average Margin: 5.76%
Group 2 Weighted Average Margin: 5.91%
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
5.00% - 5.99%
2 1,130,182.22 0.14% 0 0.00 0.00% 2 1,130,182.22 0.21%
6.00% - 6.99%
173 56,434,686.34 6.79% 58 14,537,868.91 5.01% 115 41,896,817.43 7.74%
7.00% - 7.99%
1,091 322,919,888.72 38.85% 387 87,360,299.41 30.11% 704 235,559,589.31 43.54%
8.00% - 8.99%
1,117 272,563,325.59 32.79% 501 98,634,281.47 34.00% 616 173,929,044.12 32.15%
9.00% - 9.99%
660 129,823,637.90 15.62% 361 62,478,143.26 21.54% 299 67,345,494.64 12.45%
10.00% - 10.99%
241 39,390,252.86 4.74% 155 23,003,560.06 7.93% 86 16,386,692.80 3.03%
11.00% - 11.99%
51 7,765,653.58 0.93% 31 4,021,509.19 1.39% 20 3,744,144.39 0.69%
12.00% - 12.99%
8 1,093,028.02 0.13% 1 76,439.28 0.03% 7 1,016,588.74 0.19%
Total
3,343
831,120,655.23
100.00%
1,494
290,112,101.58
100.00%
1,849
541,008,553.65
100.00%
Lifetime Rate Floors
Floor
Group 1 Weighted Average Lifetime Rate Floor: 8.55%
Group 2 Weighted Average Lifetime Rate Floor: 8.14%

Distribution Date: Dec 26, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
Asset Backed Securities Corp. Home Equity Loan Trust Series, AMQ 2006-HE7, Asset Backed Pass-Through
Certificates, Series AMQ 2006-HE7
Susan Burdick
Account Administrator
651-495-3840
susan.burdick@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
11.00% - 11.99%
2 1,130,182.22 0.14% 0 0.00 0.00% 2 1,130,182.22 0.21%
12.00% - 12.99%
173 56,434,686.34 6.79% 58 14,537,868.91 5.01% 115 41,896,817.43 7.74%
13.00% - 13.99%
1,091 322,919,888.72 38.85% 387 87,360,299.41 30.11% 704 235,559,589.31 43.54%
14.00% - 14.99%
1,117 272,563,325.59 32.79% 501 98,634,281.47 34.00% 616 173,929,044.12 32.15%
15.00% - 15.99%
660 129,823,637.90 15.62% 361 62,478,143.26 21.54% 299 67,345,494.64 12.45%
16.00% - 16.99%
241 39,390,252.86 4.74% 155 23,003,560.06 7.93% 86 16,386,692.80 3.03%
17.00% - 17.99%
51 7,765,653.58 0.93% 31 4,021,509.19 1.39% 20 3,744,144.39 0.69%
18.00% - 18.99%
8 1,093,028.02 0.13% 1 76,439.28 0.03% 7 1,016,588.74 0.19%
Total
3,343
831,120,655.23
100.00%
1,494
290,112,101.58
100.00%
1,849
541,008,553.65
100.00%
Lifetime Rate Ceiling
Ceiling
Group 1 Weighted Average Lifetime Rate Ceiling: 14.55%
Group 2 Weighted Average Lifetime Rate Ceiling: 14.14%
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
6
3,343 831,120,655.23 100.00% 1,494 290,112,101.58 100.00% 1,849 541,008,553.65 100.00%
Total
3,343
831,120,655.23
100.00%
1,494
290,112,101.58
100.00%
1,849
541,008,553.65
100.00%
Frequency of Interest Rate Adjustments
Months
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
6
3,343 831,120,655.23 100.00% 1,494 290,112,101.58 100.00% 1,849 541,008,553.65 100.00%
Total
3,343
831,120,655.23
100.00%
1,494
290,112,101.58
100.00%
1,849
541,008,553.65
100.00%
Frequency of Payment Adjustments
Months
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
6 Month LIBOR
3,343 831,120,655.23 100.00% 1,494 290,112,101.58 100.00% 1,849 541,008,553.65 100.00%
Total
3,343
831,120,655.23
100.00%
1,494
290,112,101.58
100.00%
1,849
541,008,553.65
100.00%
Indices
Index
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
Condominium
406 84,214,037.96 8.23% 200 35,695,006.73 9.31% 206 48,519,031.23 7.59%
Multifamily
283 81,397,102.61 7.96% 123 31,033,958.71 8.10% 160 50,363,143.90 7.87%
Planned Unit Development
521 124,928,497.71 12.21% 215 37,838,391.12 9.87% 306 87,090,106.59 13.62%
Single Family
3,291 732,349,273.42 71.60% 1,614 278,785,049.48 72.72% 1,677 453,564,223.94 70.92%
Total
4,501
1,022,888,911.70
100.00%
2,152
383,352,406.04
100.00%
2,349
639,536,505.66
100.00%
Property Type
Type
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
2006
4,501 1,022,888,911.70 100.00% 2,152 383,352,406.04 100.00% 2,349 639,536,505.66 100.00%
Total
4,501
1,022,888,911.70
100.00%
2,152
383,352,406.04
100.00%
2,349
639,536,505.66
100.00%
Year of First Payment Date
Year

Distribution Date: Dec 26, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
Asset Backed Securities Corp. Home Equity Loan Trust Series, AMQ 2006-HE7, Asset Backed Pass-Through
Certificates, Series AMQ 2006-HE7
Susan Burdick
Account Administrator
651-495-3840
susan.burdick@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
10.00%-14.99%
1 49,764.71 0.00% 1 49,764.71 0.01% 0 0.00 0.00%
15.00%-19.99%
9 390,157.93 0.04% 7 255,640.95 0.07% 2 134,516.98 0.02%
20.00%-24.99%
200 11,514,136.82 1.13% 141 6,568,556.86 1.71% 59 4,945,579.96 0.77%
25.00%-29.99%
6 719,923.90 0.07% 3 334,080.32 0.09% 3 385,843.58 0.06%
30.00%-34.99%
12 2,269,714.15 0.22% 8 1,291,990.34 0.34% 4 977,723.81 0.15%
35.00%-39.99%
14 2,203,271.82 0.22% 10 1,719,078.42 0.45% 4 484,193.40 0.08%
40.00%-44.99%
22 4,264,190.75 0.42% 12 1,943,558.38 0.51% 10 2,320,632.37 0.36%
45.00%-49.99%
40 7,633,397.55 0.75% 20 3,736,795.31 0.97% 20 3,896,602.24 0.61%
50.00%-54.99%
56 10,343,451.64 1.01% 26 4,394,525.57 1.15% 30 5,948,926.07 0.93%
55.00%-59.99%
57 10,290,049.81 1.01% 19 3,268,520.53 0.85% 38 7,021,529.28 1.10%
60.00%-64.99%
45 9,600,488.93 0.94% 13 2,445,587.84 0.64% 32 7,154,901.09 1.12%
65.00%-69.99%
66 15,360,061.68 1.50% 21 5,129,369.96 1.34% 45 10,230,691.72 1.60%
70.00%-74.99%
125 27,815,782.61 2.72% 36 7,740,634.09 2.02% 89 20,075,148.52 3.14%
75.00%-79.99%
319 71,784,721.12 7.02% 123 26,419,039.74 6.89% 196 45,365,681.38 7.09%
80.00%-84.99%
1,578 420,299,088.46 41.09% 431 80,262,231.49 20.94% 1,147 340,036,856.97 53.17%
85.00%-89.99%
491 113,086,096.98 11.06% 178 37,317,311.23 9.73% 313 75,768,785.75 11.85%
90.00%-94.99%
1,015 216,962,309.78 21.21% 782 141,163,281.34 36.82% 233 75,799,028.44 11.85%
95.00%-99.99%
399 89,649,777.74 8.76% 290 54,437,618.53 14.20% 109 35,212,159.21 5.51%
100.0%-105.0%
46 8,652,525.32 0.85% 31 4,874,820.43 1.27% 15 3,777,704.89 0.59%
Total
4,501
1,022,888,911.70
100.00%
2,152
383,352,406.04
100.00%
2,349
639,536,505.66
100.00%
Original LTV
LTV
Group 1 Weighted Average LTV: 84
Group 2 Weighted Average LTV: 81
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
97 - 120
1 81,088.15 0.01% 1 81,088.15 0.02% 0 0.00 0.00%
169 - 192
25 3,247,999.08 0.32% 10 1,122,065.96 0.29% 15 2,125,933.12 0.33%
217 - 240
24 3,076,287.24 0.30% 13 1,494,799.21 0.39% 11 1,581,488.03 0.25%
289 - 312
696 233,217,928.63 22.80% 234 56,018,046.50 14.61% 462 177,199,882.13 27.71%
337 - 360
2,707 489,596,518.05 47.86% 1,413 215,912,480.94 56.32% 1,294 273,684,037.11 42.79%
457 - 480
1,048 293,669,090.55 28.71% 481 108,723,925.28 28.36% 567 184,945,165.27 28.92%
Total
4,501
1,022,888,911.70
100.00%
2,152
383,352,406.04
100.00%
2,349
639,536,505.66
100.00%
Remaining Amortization Term
Month
Group 1 Weighted Average Remaining Amortization Months: 380
Group 2 Weighted Average Remaining Amortization Months: 373
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
97 - 120
1 81,088.15 0.01% 1 81,088.15 0.02% 0 0.00 0.00%
169 - 192
25 3,247,999.08 0.32% 10 1,122,065.96 0.29% 15 2,125,933.12 0.33%
217 - 240
24 3,076,287.24 0.30% 13 1,494,799.21 0.39% 11 1,581,488.03 0.25%
289 - 312
12 2,062,543.49 0.20% 5 735,738.88 0.19% 7 1,326,804.61 0.21%
337 - 360
4,439 1,014,420,993.74 99.17% 2,123 379,918,713.84 99.10% 2,316 634,502,279.90 99.21%
Total
4,501
1,022,888,911.70
100.00%
2,152
383,352,406.04
100.00%
2,349
639,536,505.66
100.00%
Remaining Term to Maturity
Month
Group 1 Weighted Average Remaining Months: 355
Group 2 Weighted Average Remaining Months: 355

Distribution Date: Dec 26, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
Asset Backed Securities Corp. Home Equity Loan Trust Series, AMQ 2006-HE7, Asset Backed Pass-Through
Certificates, Series AMQ 2006-HE7
Susan Burdick
Account Administrator
651-495-3840
susan.burdick@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
97 - 120
1 81,088.15 0.01% 1 81,088.15 0.02% 0 0.00 0.00%
169 - 192
25 3,247,999.08 0.32% 10 1,122,065.96 0.29% 15 2,125,933.12 0.33%
217 - 240
24 3,076,287.24 0.30% 13 1,494,799.21 0.39% 11 1,581,488.03 0.25%
289 - 312
696 233,217,928.63 22.80% 234 56,018,046.50 14.61% 462 177,199,882.13 27.71%
337 - 360
2,707 489,596,518.05 47.86% 1,413 215,912,480.94 56.32% 1,294 273,684,037.11 42.79%
457 - 480
1,048 293,669,090.55 28.71% 481 108,723,925.28 28.36% 567 184,945,165.27 28.92%
Total
4,501
1,022,888,911.70
100.00%
2,152
383,352,406.04
100.00%
2,349
639,536,505.66
100.00%
Original Amortization Term
Month
Group 1 Weighted Average Original Amortization Months: 384
Group 2 Weighted Average Original Amortization Months: 377
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
97 - 120
1 81,088.15 0.01% 1 81,088.15 0.02% 0 0.00 0.00%
169 - 192
25 3,247,999.08 0.32% 10 1,122,065.96 0.29% 15 2,125,933.12 0.33%
217 - 240
24 3,076,287.24 0.30% 13 1,494,799.21 0.39% 11 1,581,488.03 0.25%
289 - 312
12 2,062,543.49 0.20% 5 735,738.88 0.19% 7 1,326,804.61 0.21%
337 - 360
4,439 1,014,420,993.74 99.17% 2,123 379,918,713.84 99.10% 2,316 634,502,279.90 99.21%
Total
4,501
1,022,888,911.70
100.00%
2,152
383,352,406.04
100.00%
2,349
639,536,505.66
100.00%
Original Remaining Term to Maturity
Month
Group 1 Weighted Average Original Remaining Months: 359
Group 2 Weighted Average Original Remaining Months: 359

Distribution Date: Dec 26, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
Asset Backed Securities Corp. Home Equity Loan Trust Series, AMQ 2006-HE7, Asset Backed Pass-Through
Certificates, Series AMQ 2006-HE7
Susan Burdick
Account Administrator
651-495-3840
susan.burdick@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
ALABAMA
27 3,264,874.12 0.32% 20 2,386,832.69 0.62% 7 878,041.43 0.14%
ALASKA
2 452,733.96 0.04% 1 213,114.08 0.06% 1 239,619.88 0.04%
ARIZONA
234 46,671,550.99 4.56% 115 21,135,962.17 5.51% 119 25,535,588.82 3.99%
ARKANSAS
11 1,172,808.09 0.11% 7 723,208.12 0.19% 4 449,599.97 0.07%
CALIFORNIA
927 336,656,796.97 32.91% 303 81,608,126.96 21.29% 624 255,048,670.01 39.88%
COLORADO
73 13,521,712.13 1.32% 46 7,220,277.59 1.88% 27 6,301,434.54 0.99%
CONNECTICUT
43 10,488,875.72 1.03% 19 3,552,096.60 0.93% 24 6,936,779.12 1.08%
DELAWARE
10 2,097,873.49 0.21% 5 1,048,506.24 0.27% 5 1,049,367.25 0.16%
FLORIDA
610 130,415,331.14 12.75% 224 39,919,767.75 10.41% 386 90,495,563.39 14.15%
GEORGIA
17 3,074,582.84 0.30% 11 1,811,891.86 0.47% 6 1,262,690.98 0.20%
HAWAII
32 12,162,918.39 1.19% 14 4,745,578.20 1.24% 18 7,417,340.19 1.16%
IDAHO
6 760,605.32 0.07% 3 391,427.05 0.10% 3 369,178.27 0.06%
ILLINOIS
379 73,184,259.75 7.15% 240 42,051,483.51 10.97% 139 31,132,776.24 4.87%
INDIANA
54 5,679,578.02 0.56% 32 2,974,881.69 0.78% 22 2,704,696.33 0.42%
IOWA
19 1,737,139.94 0.17% 11 953,348.34 0.25% 8 783,791.60 0.12%
KANSAS
17 2,096,825.18 0.20% 13 1,553,012.64 0.41% 4 543,812.54 0.09%
KENTUCKY
23 2,699,730.20 0.26% 14 1,417,353.75 0.37% 9 1,282,376.45 0.20%
LOUISIANA
80 10,356,314.82 1.01% 45 5,330,880.36 1.39% 35 5,025,434.46 0.79%
MAINE
4 645,469.20 0.06% 2 386,248.05 0.10% 2 259,221.15 0.04%
MARYLAND
188 43,064,761.85 4.21% 96 18,698,262.83 4.88% 92 24,366,499.02 3.81%
MASSACHUSETTS
59 15,188,922.18 1.48% 31 6,879,066.50 1.79% 28 8,309,855.68 1.30%
MICHIGAN
116 11,962,663.29 1.17% 70 7,081,018.17 1.85% 46 4,881,645.12 0.76%
MINNESOTA
77 14,175,077.90 1.39% 51 7,848,346.27 2.05% 26 6,326,731.63 0.99%
MISSISSIPPI
13 1,263,172.35 0.12% 9 812,279.23 0.21% 4 450,893.12 0.07%
MISSOURI
111 12,900,663.49 1.26% 81 9,101,296.00 2.37% 30 3,799,367.49 0.59%
NEBRASKA
15 1,497,967.74 0.15% 11 992,207.13 0.26% 4 505,760.61 0.08%
NEVADA
88 21,896,939.62 2.14% 36 7,297,895.55 1.90% 52 14,599,044.07 2.28%
NEW HAMPSHIRE
7 1,629,199.63 0.16% 2 503,343.37 0.13% 5 1,125,856.26 0.18%
NEW JERSEY
176 46,866,682.99 4.58% 68 17,050,602.98 4.45% 108 29,816,080.01 4.66%
NEW MEXICO
23 3,148,453.85 0.31% 17 2,287,841.52 0.60% 6 860,612.33 0.13%
NEW YORK
182 61,212,383.12 5.98% 59 16,176,747.66 4.22% 123 45,035,635.46 7.04%
NORTH CAROLINA
42 5,613,415.00 0.55% 33 4,117,415.02 1.07% 9 1,495,999.98 0.23%
NORTH DAKOTA
3 441,878.39 0.04% 2 182,989.38 0.05% 1 258,889.01 0.04%
OHIO
82 9,284,316.78 0.91% 48 5,343,037.87 1.39% 34 3,941,278.91 0.62%
OKLAHOMA
42 3,882,586.13 0.38% 25 2,272,759.85 0.59% 17 1,609,826.28 0.25%
OREGON
30 6,016,868.64 0.59% 21 3,848,740.45 1.00% 9 2,168,128.19 0.34%
PENNSYLVANIA
132 20,652,595.03 2.02% 67 9,661,268.88 2.52% 65 10,991,326.15 1.72%
RHODE ISLAND
29 7,202,572.68 0.70% 13 3,529,016.16 0.92% 16 3,673,556.52 0.57%
SOUTH CAROLINA
22 3,415,031.12 0.33% 15 2,039,130.72 0.53% 7 1,375,900.40 0.22%
SOUTH DAKOTA
8 797,872.29 0.08% 5 500,851.58 0.13% 3 297,020.71 0.05%
TENNESSEE
34 4,324,161.33 0.42% 25 3,171,484.35 0.83% 9 1,152,676.98 0.18%
TEXAS
229 28,498,028.34 2.79% 113 12,505,016.96 3.26% 116 15,993,011.38 2.50%
UTAH
64 10,699,456.74 1.05% 36 5,153,390.22 1.34% 28 5,546,066.52 0.87%
VERMONT
1 141,760.72 0.01% 0 0.00 0.00% 1 141,760.72 0.02%
WASHINGTON
80 19,096,338.48 1.87% 45 10,100,179.07 2.63% 35 8,996,159.41 1.41%
WISCONSIN
72 9,664,852.97 0.94% 44 6,235,335.33 1.63% 28 3,429,517.64 0.54%
WYOMING
8 1,210,308.78 0.12% 4 538,885.34 0.14% 4 671,423.44 0.10%
Total
4,501
1,022,888,911.70
100.00%
2,152
383,352,406.04
100.00%
2,349
639,536,505.66
100.00%
Geographic Distribution by State
State

Distribution Date: Dec 26, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
Asset Backed Securities Corp. Home Equity Loan Trust Series, AMQ 2006-HE7, Asset Backed Pass-Through
Certificates, Series AMQ 2006-HE7
Susan Burdick
Account Administrator
651-495-3840
susan.burdick@usbank.com
0
4
8
12
16
20
24
CALIFORNIA
ILLINOIS
FLORIDA
ARIZONA
MARYLAND
NEW JERSEY
NEW YORK
TEXAS
WASHINGTON
PENNSYLVANIA
MISSOURI
MINNESOTA
NEVADA
COLORADO
MICHIGAN
MASSACHUSETTS
WISCONSIN
OHIO
LOUISIANA
UTAH
HAWAII
NORTH CAROLINA
OREGON
CONNECTICUT
RHODE ISLAND
TENNESSEE
INDIANA
ALABAMA
NEW MEXICO
OKLAHOMA
SOUTH CAROLINA
GEORGIA
KANSAS
KENTUCKY
DELAWARE
NEBRASKA
IOWA
MISSISSIPPI
ARKANSAS
WYOMING
NEW HAMPSHIRE
SOUTH DAKOTA
IDAHO
MAINE
ALASKA
NORTH DAKOTA
%
Collateral Balance Distribution by State
GROUP 1
0
5
10
15
20
25
30
35
40
CALIFORNIA
FLORIDA
NEW YORK
ILLINOIS
NEW JERSEY
ARIZONA
MARYLAND
TEXAS
NEVADA
PENNSYLVANIA
WASHINGTON
MASSACHUSETTS
HAWAII
CONNECTICUT
MINNESOTA
COLORADO
UTAH
LOUISIANA
MICHIGAN
OHIO
MISSOURI
RHODE ISLAND
WISCONSIN
INDIANA
OREGON
OKLAHOMA
NORTH CAROLINA
SOUTH CAROLINA
KENTUCKY
GEORGIA
TENNESSEE
NEW HAMPSHIRE
DELAWARE
ALABAMA
NEW MEXICO
IOWA
WYOMING
KANSAS
NEBRASKA
MISSISSIPPI
ARKANSAS
IDAHO
SOUTH DAKOTA
MAINE
NORTH DAKOTA
ALASKA
VERMONT
%
Collateral Balance Distribution by State
GROUP 2

Distribution Date: Dec 26, 2006
DELINQUENCY SUMMARY REPORT
Contact:
Asset Backed Securities Corp. Home Equity Loan Trust Series, AMQ 2006-HE7, Asset Backed Pass-Through
Certificates, Series AMQ 2006-HE7
Susan Burdick
Account Administrator
651-495-3840
susan.burdick@usbank.com
Current
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage
Actual Bal
4,404
995,823,483.39
97.35%
996,269,770.16
97
27,065,428.31
2.65%
27,093,131.46
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
4,501
1,022,888,911.70
1,023,362,901.62
Bankruptcy
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
Foreclosure
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
REO
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
TOTAL
Loan Count
Sched Bal
Percentage
Actual Bal
4,404
995,823,483.39
97.35%
996,269,770.16
97
27,065,428.31
2.65%
27,093,131.46
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
4,501
1,022,888,911.70
100.00%
1,023,362,901.62
All Groups
Current
30 - 59
days
Current 97.4%
30 - 59 days 2.6%
60 - 89 days 0.0%
90 - 120 days 0.0%
120 + days 0.0%
Total: 100.0%
Current
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage
Actual Bal
2,113
375,935,053.40
98.07%
376,116,765.79
39
7,417,352.64
1.93%
7,426,320.42
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
2,152
383,352,406.04
383,543,086.21
Bankruptcy
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
Foreclosure
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
REO
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
TOTAL
Loan Count
Sched Bal
Percentage
Actual Bal
2,113
375,935,053.40
98.07%
376,116,765.79
39
7,417,352.64
1.93%
7,426,320.42
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
2,152
383,352,406.04
100.00%
383,543,086.21
Group 1
Current
30 - 59 days
Current 98.1%
30 - 59 days 1.9%
60 - 89 days 0.0%
90 - 120 days 0.0%
120 + days 0.0%
Total: 100.0%

Distribution Date: Dec 26, 2006
DELINQUENCY SUMMARY REPORT
Contact:
Asset Backed Securities Corp. Home Equity Loan Trust Series, AMQ 2006-HE7, Asset Backed Pass-Through
Certificates, Series AMQ 2006-HE7
Susan Burdick
Account Administrator
651-495-3840
susan.burdick@usbank.com
Current
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage
Actual Bal
2,291
619,888,429.99
96.93%
620,153,004.37
58
19,648,075.67
3.07%
19,666,811.04
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
2,349
639,536,505.66
639,819,815.41
Bankruptcy
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
Foreclosure
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
REO
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
TOTAL
Loan Count
Sched Bal
Percentage
Actual Bal
2,291
619,888,429.99
96.93%
620,153,004.37
58
19,648,075.67
3.07%
19,666,811.04
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
2,349
639,536,505.66
100.00%
639,819,815.41
Group 2
Current
30 - 59 days
Current 96.9%
30 - 59 days 3.1%
60 - 89 days 0.0%
90 - 120 days 0.0%
120 + days 0.0%
Total: 100.0%

Distribution Date: Dec 26, 2006
DELINQUENCY SUMMARY REPORT
Contact:
Asset Backed Securities Corp. Home Equity Loan Trust Series, AMQ 2006-HE7, Asset Backed Pass-Through
Certificates, Series AMQ 2006-HE7
Susan Burdick
Account Administrator
651-495-3840
susan.burdick@usbank.com
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Delinquent
97 27,065,428.31 100.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
97
27,065,428.31
Bankruptcy
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
Foreclosure
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
REO
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
TOTAL
97
27,065,428.31
100.00%
0
0.00
0.00%
0
0.00
0.00%
0
0.00
0.00%
97
27,065,428.31
100.00%
All Groups
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Delinquent
39 7,417,352.64 100.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
39
7,417,352.64
Bankruptcy
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
Foreclosure
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
REO
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
TOTAL
39
7,417,352.64
100.00%
0
0.00
0.00%
0
0.00
0.00%
0
0.00
0.00%
39
7,417,352.64
100.00%
Group 1
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Delinquent
58 19,648,075.67 100.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
58
19,648,075.67
Bankruptcy
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
Foreclosure
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
REO
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
TOTAL
58
19,648,075.67
100.00%
0
0.00
0.00%
0
0.00
0.00%
0
0.00
0.00%
58
19,648,075.67
100.00%
Group 2
27.41
0.00
0.00
0.00
72.59
0.00
0.00
0.00
120 + days
90 - 120 days
60 - 89 days
30 - 59 days
0
10
20
30
40
50
60
70
80
Group 1
Group 2
0
10
20
30
40
50
60
70
80
%
%
Distribution of Delinquencies By Group and Days. (total 100%)
27.41
0.00
0.00
0.00
72.59
0.00
0.00
0.00
REO
Foreclosure
Bankruptcy
Delinquent
0
10
20
30
40
50
60
70
80
Group 1
Group 2
0
10
20
30
40
50
60
70
80
%
%
Distribution of Delinquencies By Group and Status Type. (total 100%)

Distribution Date: Dec 26, 2006
DELINQUENCY HISTORY REPORT - SIX MONTHS
Contact:
Asset Backed Securities Corp. Home Equity Loan Trust Series, AMQ 2006-HE7, Asset Backed Pass-Through
Certificates, Series AMQ 2006-HE7
Susan Burdick
Account Administrator
651-495-3840
susan.burdick@usbank.com
December 2006
Count
Balance ($)
30 - 59 days
97 27,065,428.31
All Groups
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
0.00M
10.00M
20.00M
30.00M
40.00M
12
/1
/2
00
6
Balance ($)
30 - 59 days

Distribution Date: Dec 26, 2006
DELINQUENCY HISTORY REPORT - SIX MONTHS
Contact:
Asset Backed Securities Corp. Home Equity Loan Trust Series, AMQ 2006-HE7, Asset Backed Pass-Through
Certificates, Series AMQ 2006-HE7
Susan Burdick
Account Administrator
651-495-3840
susan.burdick@usbank.com
December 2006
Count
Balance ($)
30 - 59 days
39 7,417,352.64
Group 1
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
0M
10M
20M
30M
40M
12
/1
/2
00
6
Balance ($)
30 - 59 days

Distribution Date: Dec 26, 2006
DELINQUENCY HISTORY REPORT - SIX MONTHS
Contact:
Asset Backed Securities Corp. Home Equity Loan Trust Series, AMQ 2006-HE7, Asset Backed Pass-Through
Certificates, Series AMQ 2006-HE7
Susan Burdick
Account Administrator
651-495-3840
susan.burdick@usbank.com
December 2006
Count
Balance ($)
30 - 59 days
58 19,648,075.67
Group 2
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
0M
10M
20M
30M
40M
12
/1
/2
00
6
Balance ($)
30 - 59 days

Distribution Date: Dec 26, 2006
CPR/CDR HISTORY REPORT - SIX MONTHS
Contact:
Asset Backed Securities Corp. Home Equity Loan Trust Series, AMQ 2006-HE7, Asset Backed Pass-Through
Certificates, Series AMQ 2006-HE7
Susan Burdick
Account Administrator
651-495-3840
susan.burdick@usbank.com
Group 1
Group 2
Total
Current
12.12%
4,148,732.21
11.54%
6,568,892.42
11.76%
10,717,624.63
Life CPR
12.12% 11.54% 11.76%
Voluntary Constant Prepayment Rates (CPR)
Group 1
Group 2
Total
Current
0.00%
0.00
0.00%
0.00
0.00%
0.00
Life CDR
0.00% 0.00% 0.00%
Constant Default Rates (CDR)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
12/1/2006
Group 1
Group 2
Total
Percentage
Current CPR
0M
10M
20M
30M
40M
12/1/2006
Group 1
Group 2
Total
Amount ($)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
12/1/2006
Group 1
Group 2
Total
Percentage
Current CDR
0M
10M
20M
30M
40M
12/1/2006
Group 1
Group 2
Total
Amount ($)

Distribution Date: Dec 26, 2006
BANKRUPTCY LOAN DETAIL REPORT
Contact:
Asset Backed Securities Corp. Home Equity Loan Trust Series, AMQ 2006-HE7, Asset Backed Pass-Through
Certificates, Series AMQ 2006-HE7
Susan Burdick
Account Administrator
651-495-3840
susan.burdick@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
Total:

Distribution Date: Dec 26, 2006
FORECLOSURE LOAN DETAIL REPORT
Contact:
Asset Backed Securities Corp. Home Equity Loan Trust Series, AMQ 2006-HE7, Asset Backed Pass-Through
Certificates, Series AMQ 2006-HE7
Susan Burdick
Account Administrator
651-495-3840
susan.burdick@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
Total:

Distribution Date: Dec 26, 2006
REO LOAN DETAIL REPORT
Contact:
Asset Backed Securities Corp. Home Equity Loan Trust Series, AMQ 2006-HE7, Asset Backed Pass-Through
Certificates, Series AMQ 2006-HE7
Susan Burdick
Account Administrator
651-495-3840
susan.burdick@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
New REO?
Book Value
Total:

Distribution Date: Dec 26, 2006
PREPAYMENT & LIQUIDATION LOAN DETAIL REPORT
Contact:
Asset Backed Securities Corp. Home Equity Loan Trust Series, AMQ 2006-HE7, Asset Backed Pass-Through
Certificates, Series AMQ 2006-HE7
Susan Burdick
Account Administrator
651-495-3840
susan.burdick@usbank.com
Count
Original
Balance
Prepayment
Liquidation
Group
Begin Balance
GROUP 1
14 4,143,688.00 4,138,977.48 0.00 387,668,377.92
GROUP 2
19 6,563,749.00 6,557,085.10 0.00 646,345,500.29
TOTAL:
33
10,707,437.00
10,696,062.58
0.00
1.07%
98.93%
1
1.01%
98.99%
2
Prepayment Liquidation Beginning Balance
GROUP 1
Prepayment
Scheduled
Principal
Beginning
Balance
Original
Balance
Loan Num
Liquidation
Proceeds
Loss
Add'l Loss
Payoff Desc
Paid Off
Date
Add'l Loss
Date
Loan Rate
Loss
Severity
Prepayment
Penalty
100692078 476,188.00 475,681.88 475,425.92 0.00 0.00 0.00 Voluntary PIF
12/13/2006
255.96 9.150%
0.00
101112316 356,250.00 355,821.26 355,604.60 0.00 0.00 0.00 Voluntary PIF
11/08/2006
216.66 8.550%
12,165.42
101122034 364,000.00 363,846.20 363,768.43 0.00 0.00 0.00 Voluntary PIF
11/20/2006
77.77 9.050%
0.00
101275311 407,000.00 406,606.39 406,407.22 0.00 0.00 0.00 Voluntary PIF
11/14/2006
199.17 9.600%
0.00
101318954 159,500.00 159,337.41 159,255.16 0.00 0.00 0.00 Voluntary PIF
11/14/2006
82.25 9.350%
0.00
101339596 320,000.00 319,872.61 319,808.17 0.00 0.00 0.00 Voluntary PIF
12/07/2006
64.44 9.250%
0.00
101523793 228,000.00 227,950.53 227,925.45 0.00 0.00 0.00 Voluntary PIF
11/17/2006
25.08 11.238%
0.00
101545796 288,000.00 287,895.20 287,842.18 0.00 0.00 0.00 Voluntary PIF
12/01/2006
53.02 9.550%
0.00
101781037 184,500.00 184,453.79 184,430.37 0.00 0.00 0.00 Voluntary PIF
12/15/2006
23.42 10.775%
0.00
102334273 248,400.00 248,201.70 248,101.24 0.00 0.00 0.00 Voluntary PIF
11/15/2006
100.46 10.500%
0.00
86317211 190,000.00 189,787.27 189,679.72 0.00 0.00 0.00 Repurchase
12/01/2006
107.55 8.900%
0.00
86322617 138,000.00 138,000.00 138,000.00 0.00 0.00 0.00 Voluntary PIF
11/20/2006
0.00 7.200%
0.00
86550571 350,000.00 349,732.40 349,596.81 0.00 0.00 0.00 Voluntary PIF
12/11/2006
135.59 10.700%
0.00
99198392 433,850.00 433,373.26 433,132.21 0.00 0.00 0.00 Voluntary PIF
11/17/2006
241.05 8.990%
0.00
Total:
14
4,143,688.00
4,140,559.90
1,582.42
4,138,977.48
0.00
0.00
0.00
12,165.42
GROUP 2
Prepayment
Scheduled
Principal
Beginning
Balance
Original
Balance
Loan Num
Liquidation
Proceeds
Loss
Add'l Loss
Payoff Desc
Paid Off
Date
Add'l Loss
Date
Loan Rate
Loss
Severity
Prepayment
Penalty
100689793 445,000.00 444,231.56 443,844.09 0.00 0.00 0.00 Voluntary PIF
11/10/2006
387.47 6.750%
0.00
100770916 214,560.00 214,367.32 214,269.78 0.00 0.00 0.00 Voluntary PIF
11/16/2006
97.54 9.950%
0.00
100923275 569,600.00 569,277.28 569,114.29 0.00 0.00 0.00 Voluntary PIF
12/08/2006
162.99 8.050%
0.00
101096113 332,000.00 331,881.61 331,762.14 0.00 0.00 0.00 Voluntary PIF
12/01/2006
119.47 11.000%
0.00

Distribution Date: Dec 26, 2006
PREPAYMENT & LIQUIDATION LOAN DETAIL REPORT
Contact:
Asset Backed Securities Corp. Home Equity Loan Trust Series, AMQ 2006-HE7, Asset Backed Pass-Through
Certificates, Series AMQ 2006-HE7
Susan Burdick
Account Administrator
651-495-3840
susan.burdick@usbank.com
GROUP 2
Prepayment
Scheduled
Principal
Beginning
Balance
Original
Balance
Loan Num
Liquidation
Proceeds
Loss
Add'l Loss
Payoff Desc
Paid Off
Date
Add'l Loss
Date
Loan Rate
Loss
Severity
Prepayment
Penalty
101112191 286,500.00 286,033.55 285,798.27 0.00 0.00 0.00 Voluntary PIF
11/20/2006
235.28 7.050%
0.00
101274991 550,000.00 549,574.92 549,359.55 0.00 0.00 0.00 Voluntary PIF
11/06/2006
215.37 10.650%
0.00
101486678 340,000.00 340,000.00 340,000.00 0.00 0.00 0.00 Voluntary PIF
12/12/2006
0.00 8.250%
0.00
101549590 233,176.00 233,175.56 233,175.55 0.00 0.00 0.00 Voluntary PIF
11/20/2006
0.01 9.750%
0.00
101669513 214,650.00 214,444.58 214,340.63 0.00 0.00 0.00 Voluntary PIF
12/07/2006
103.95 9.650%
0.00
101765311 634,500.00 634,108.04 633,910.16 0.00 0.00 0.00 Voluntary PIF
12/06/2006
197.88 7.750%
19,654.31
101791879 448,000.00 447,589.06 447,381.06 0.00 0.00 0.00 Voluntary PIF
12/13/2006
208.00 9.850%
0.00
101876910 424,000.00 424,000.00 424,000.00 0.00 0.00 0.00 Voluntary PIF
12/11/2006
0.00 9.750%
0.00
101894913 272,000.00 271,819.52 271,728.43 0.00 0.00 0.00 Voluntary PIF
12/13/2006
91.09 7.500%
0.00
102136835 560,000.00 560,000.00 559,999.99 0.00 0.00 0.00 Voluntary PIF
12/12/2006
0.01 8.450%
0.00
152365201 85,000.00 84,930.66 84,895.54 0.00 0.00 0.00 Voluntary PIF
11/17/2006
35.12 10.400%
3,532.39
152553822 250,000.00 249,673.47 249,508.54 0.00 0.00 0.00 Voluntary PIF
12/05/2006
164.93 8.150%
0.00
86448735 490,500.00 490,188.19 490,030.79 0.00 0.00 0.00 Voluntary PIF
12/07/2006
157.40 7.650%
0.00
86470853 56,763.00 56,726.54 56,708.05 0.00 0.00 0.00 Voluntary PIF
11/15/2006
18.49 11.500%
0.00
99955239 157,500.00 157,339.45 157,258.24 0.00 0.00 0.00 Voluntary PIF
12/15/2006
81.21 9.350%
0.00
Total:
19
6,563,749.00
6,559,361.31
2,276.21
6,557,085.10
0.00
0.00
0.00
23,186.70

Distribution Date: Dec 26, 2006
MATERIAL MODIFICATIONS, EXTENSIONS, WAIVERS LOAN DETAIL REPORT
Contact:
Asset Backed Securities Corp. Home Equity Loan Trust Series, AMQ 2006-HE7, Asset Backed Pass-Through
Certificates, Series AMQ 2006-HE7
Susan Burdick
Account Administrator
651-495-3840
susan.burdick@usbank.com
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #

Distribution Date: Dec 26, 2006
MATERIAL BREACHES LOAN DETAIL REPORT
Contact:
Asset Backed Securities Corp. Home Equity Loan Trust Series, AMQ 2006-HE7, Asset Backed Pass-Through
Certificates, Series AMQ 2006-HE7
Susan Burdick
Account Administrator
651-495-3840
susan.burdick@usbank.com
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #